Cost of Sales (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cost of Sales [Abstract]
Cash operating costs	$ 1,831	$ 1,850	$ 1,756
Royalties	137	133	111
Other cash costs	13	13	14
Total cash costs	1,981	1,996	1,881
Retrenchment costs	4	4	6
Rehabilitation and other non-cash costs	53	17	16
Amortisation of tangible assets (notes 32 and 36)	538	553	685
Amortisation of right of use assets (notes 32 and 36)	42
Amortisation of intangible assets (notes 32 and 36)	3	5	5
Inventory change	5	9	14
Cost of sales	$ 2,626	$ 2,584	$ 2,607